Convertible Debentures (Tables)	6 Months Ended
Jun. 30, 2025
Convertible Debentures [Abstract]
Schedule of Convertible Debentures

The following represents a summary of all outstanding convertible debentures presented on a combined basis which combines embedded derivative liabilities and convertible debentures at period end.

		As of
Hybrid Instruments on a Combined Basis	Related SPA	June 30, 2025	December 31, 2024
January 2024 Convertible Debenture	August 2022 SPA	$-	$53,928
August 2024 Convertible Debenture	August 2024 SPA	-	1,103,129
January 2025 Convertible Debenture	August 2024 SPA	1,640,520	-
May 2025 Convertible Debenture	August 2024 SPA	685,611	-
June 2025 Secured Convertible Debenture	June 2025 SPA	8,643,000	-
		$10,969,131	$1,157,057